Going Public Engagement	12 Months Ended
Apr. 30, 2013
Going Public Engagement
NOTE 8 - Going Public Engagement

On May 16 2009, the Company entered into a consulting agreement with Shmuel's Hatzlacha Consulting, Inc (“Hatzlacha”). The agreement called for a $9,000 fee to be paid. Such amount was charged to operations during the period ended April 30, 2010 and was included in accrued liabilities at April 30, 2011. The agreement also called for other fees, based on capital funds raised. The agreement was amended on October 1, 2010 to clarify certain terms in the original agreement. On November 1, 2011 this agreement was terminated and all amounts owed were discharged pursuant to a general release agreement (see Note 11).